Schedule of Estimated Using the Binomial Model to Determine the Fair Value of Warrant Liabilities (Details)		3 Months Ended		4 Months Ended	6 Months Ended	12 Months Ended
	Apr. 02, 2022 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	May 13, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares		Dec. 31, 2021 USD ($) $ / shares		Mar. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares		Jun. 30, 2022 $ / shares	May 13, 2022 $ / shares	Apr. 02, 2022 $ / shares	Dec. 31, 2020 $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair value		$ (4,226,574)	$ (3,454,008)
Change in derivative liability		4,226,574	$ 3,454,008			$ 15,696,391		$ 12,300,453
Number of warrants issued | shares						162,129,064				151,712,379	162,129,064
Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield						13.0					13.0
June 2022 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares											$ 0.17		$ 0.20
Special Warrant Issuance [Member] | April 2022 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life						822 days				732 days	822 days				1096 days
Share price | $ / shares										$ 0.105	$ 0.17				$ 0.29
Fair value	$ 5,947,232	1,174,663				$ 2,406,104
Change in derivative liability		(1,231,441)				$ (3,541,128)
Special Warrant Issuance [Member] | April 2022 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield						120				120	120				120
Special Warrant Issuance [Member] | April 2022 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield						4.06				3.74	4.06				2.35
Special Warrant Issuance [Member] | April 2022 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield						0				0	0				0
Non Brokered Issuance [Member] | April 2022 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life						822 days				732 days	822 days				1096 days
Share price | $ / shares										$ 0.105	$ 0.17				$ 0.29
Fair value	186,190	45,673				$ 93,553
Change in derivative liability		(47,880)				$ (92,637)
Non Brokered Issuance [Member] | April 2022 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield						120				120	120				120
Non Brokered Issuance [Member] | April 2022 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield						4.06				3.74	4.06				2.35
Non Brokered Issuance [Member] | April 2022 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield						0				0	0				0
Teck Issuance [Member] | May 2022 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life						864 days					864 days			1096 days
Share price | $ / shares											$ 0.17			$ 0.25
Fair value				$ 1,273,032		$ 684,497
Change in derivative liability						$ (588,535)
Teck Issuance [Member] | May 2022 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield						120					120			120
Teck Issuance [Member] | May 2022 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield						4.06					4.06			2.68
Teck Issuance [Member] | May 2022 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield						0					0			0
Warrant Liabilities [Member] | June 2022 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life						822 days				732 days	822 days		1006 days
Share price | $ / shares										$ 0.105	$ 0.17
Fair value		35,101			$ 113,425	$ 77,429
Change in derivative liability		(42,328)				$ (35,996)
Warrant Liabilities [Member] | June 2022 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield						120				120	120		120
Warrant Liabilities [Member] | June 2022 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield						3.72				3.74	3.72		3.14
Warrant Liabilities [Member] | June 2022 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield						0				0	0		0
Warrant Liabilities [Member] | February 2021 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life						1228 days		1006 days		1046 days	1228 days
Share price | (per share)						$ 0.17		$ 0.37		$ 0.105	$ 0.17
Fair value		682,573				$ 1,335,990		$ 3,483,745
Change in derivative liability		(653,416)				$ (2,147,756)
Warrant Liabilities [Member] | February 2021 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield						120		100		120	120
Warrant Liabilities [Member] | February 2021 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield						3.72		1.25		3.51	3.72
Warrant Liabilities [Member] | February 2021 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield						0		0		0	0
Warrant Liabilities [Member] | Auguest 2020 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life						1228 days		1228 days		153 days	1228 days
Share price | (per share)						$ 0.17		$ 0.37		$ 0.105	$ 0.17
Fair value		1				$ 903,697		$ 6,790,163
Change in derivative liability		(903,696)				$ (5,886,466)
Warrant Liabilities [Member] | Auguest 2020 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield						120		100		120	120
Warrant Liabilities [Member] | Auguest 2020 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield						4.06		0.95		3.74	4.06
Warrant Liabilities [Member] | Auguest 2020 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield						0		0		0	0
Warrant Liabilities [Member] | June 2019 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life						1228 days	[1]	1228 days	[1]	1006 days	1228 days	[1]
Share price | (per share)						$ 0.17	[1]	$ 0.37	[1]	$ 0.105	$ 0.17
Fair value		338,608				$ 725,737	[1]	$ 2,067,493	[1]
Change in derivative liability		(387,129)				$ (1,341,756)	[1]		[1]
Exercise price shares | $ / shares																$ 0.59
Warrants maturity date																Dec. 31, 2025
Number of warrants issued | shares																11,660,000
Warrant Liabilities [Member] | June 2019 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield						120	[1]	100	[1]	120	120	[1]
Warrant Liabilities [Member] | June 2019 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield						3.82	[1]	1.02	[1]	3.51	3.82	[1]
Warrant Liabilities [Member] | June 2019 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield						0	[1]	0	[1]	0	0	[1]
Warrant Liabilities [Member] | August 2019 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life						1228 days		1228 days		1006 days	1228 days
Share price | (per share)						$ 0.17	[2]	$ 0.37	[2]	$ 0.105	$ 0.17
Fair value		520,399				$ 1,115,369	[2]	$ 3,177,485	[2]
Change in derivative liability		$ (594,970)				$ (2,062,116)	[2]		[2]
Exercise price shares | $ / shares																$ 0.59
Warrants maturity date																Dec. 31, 2025
Number of warrants issued | shares																17,920,000
Warrants remain unchanged | shares																2,752,900
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield						120		100		120	120
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield						3.82		1.02		3.51	3.82
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield						0		0		0	0

[1]	During the six months ended December 31, 2020, the Company amended the exercise price to C$0.59
[2]	During the six months ended December 31, 2020, the Company amended the exercise price to C$0.59 per common share and extended the expiry date to December 31, 2025, for 17,920,000 warrants. The terms of the remaining 2,752,900 warrants remain unchanged.